Commitment and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Operating Lease Payments
As of June 30, 2021, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$4,129
2022	6,985
2023	5,722
2024	4,336
2025	2,721
2026	709
Total	$24,602

As of December 31, 2020, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$7,473
2022	5,874
2023	4,660
2024	3,435
2025	2,118
2026	219
Total	$23,779